Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.000001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	4.11
Maximum Aggregate Offering Price	$ 20,550,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,837.96
Offering Note
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional shares of common stock, par value $0.000001 per share (“Common Stock”), of OraSure Technologies, Inc. (the “Registrant”) which become issuable under the OraSure Technologies, Inc. Stock Award Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction which results in an increase in the number of the outstanding shares of Common Stock of the Registrant. The amount registered represents 5,000,000 shares of Common Stock that were approved for issuance under the Plan at the Registrant’s annual meeting of stockholders on June 3, 2026. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The price shown is based upon the average of the high and low prices reported for the Common Stock on the Nasdaq Capital Market on August 3, 2026.